Financial Instruments at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [abstract]
Summary of Financial Instruments at Fair Value Through Other Comprehensive Income

	December 31,	December 31,
	2022	2023
Financial asset at fair value through other comprehensive income (FVOCI)
Investment in equity instruments at FVOCI - Foreign unlisted ordinary shares	$—	$235,567